UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rx Capital Management LP
           --------------------------------------------------
Address:   156 West 56th Street
           --------------------------------------------------
           New York, NY  10019
           --------------------------------------------------

Form 13F File Number:  028-10650
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig Rosmarin
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 484-2115
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Craig Rosmarin               New York, NY            11/10/04
       ------------------------   ------------------------------  ----------
             [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    41
                                                -------------

Form 13F Information Table Value Total:              $325,834
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


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
                                     Form 13F INFORMATION TABLE

       COLUMN 1              COLUMN 2              COLUMN 3    COLUMN 4    COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8
-------------------          ---------------       --------    -------- ----------------  ----------  --------  ----------------
                                                                VALUE   SHRS OR SH/ PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS        CUSIP       (x$1000) PRN AMT PRN CALL  DISCRETION  MANAGERS  SOLE SHARED NONE

ALCON INC                         COM SHS          H01301102       4138     51600 SH         SOLE         X           X
ALKERMES INC                      COM              01642T108       9237    800400 SH         SOLE         X           X
ALLSCRIPTS HEALTHCARE SOLUTION    COM              01988P108       8972    996900 SH         SOLE         X           X
ALPHARMA INC                      CL A             020813101       6570    359200 SH         SOLE         X           X
AP PHARMA INC                     COM              00202J104        504    373116 SH         SOLE         X           X
BARRIER THERAPEUTICS INC          COM              06850R108       4440    365171 SH         SOLE         X           X
BEVERLY ENTERPRISES INC           COM NEW          087851309       8360   1104300 SH         SOLE         X           X
CLOSURE MED CORP                  COM              189093107       1911    134205 SH         SOLE         X           X
COMMUNITY HEALTH SYS INC NEW      COM              203668108       4669    175000 SH         SOLE         X           X
CYBERONICS INC                    COM              23251P102       1228     60000 SH         SOLE         X           X
CYTYC CORP                        COM              232946103       8858    366800 SH         SOLE         X           X
ECLIPSYS CORP                     COM              278856109      11393    730343 SH         SOLE         X           X
ENCYSIVE PHARMACEUTICALS INC      COM              29256X107        226     25000 SH         SOLE         X           X
ENDOLOGIX INC                     COM              29266S106       1429    210747 SH         SOLE         X           X
GEN-PROBE INC NEW                 COM              36866T103      15330    384500 SH         SOLE         X           X
GENENTECH INC                     COM NEW          368710406        875     16700 SH         SOLE         X           X
GILEAD SCIENCES INC               COM              375558103       7263    194300 SH         SOLE         X           X
GIVEN IMAGING                     ORD SHS          M52020100      25376    659800 SH         SOLE         X           X
IMCLONE SYS INC                   COM              45245W109      27662    523400 SH         SOLE         X           X
IMPAX LABORATORIES INC            COM              45256B101       3103    202000 SH         SOLE         X           X
INAMED CORP                       COM              453235103       5234    109800 SH         SOLE         X           X
KOS PHARMACEUTICALS INC           COM              500648100       3597    101000 SH         SOLE         X           X
MANOR CARE INC NEW                COM              564055101       2538     84700 SH         SOLE         X           X
MEDICINES CO                      COM              584688105      11594    480300 SH         SOLE         X           X
MGI PHARMA INC                    COM              552880106      12320    461600 SH         SOLE         X           X
MILLENNIUM PHARMACEUTICALS INC    COM              599902103      21088   1542656 SH         SOLE         X           X
NEKTAR THERAPEUTICS               COM              640268108      18033   1245400 SH         SOLE         X           X
NOVEN PHARMACEUTICALS INC         COM              670009109       2960    142046 SH         SOLE         X           X
NPS PHARMACEUTICALS INC           COM              62936P103       4535    208200 SH         SOLE         X           X
ONYX PHARMACEUTICALS INC          COM              683399109       3131     72798 SH         SOLE         X           X
OSI PHARMACEUTICALS INC           COM              671040103      18174    295700 SH         SOLE         X           X
PENWEST PHARMACEUTICALS CO        COM              709754105       3827    339000 SH         SOLE         X           X
PHARMION CORP                     COM              71715B409      11363    219800 SH         SOLE         X           X
QLT INC                           COM              746927102       2468    148200 SH         SOLE         X           X
SANTARUS INC                      COM              802817304       2272    250467 SH         SOLE         X           X
SCHERING PLOUGH CORP              COM              806605101       5379    282200 SH         SOLE         X           X
SEPRACOR INC                      COM              817315104      18995    389400 SH         SOLE         X           X
TRIAD HOSPITALS INC               COM              89579K109       5469    158800 SH         SOLE         X           X
VENTANA MED SYS INC               COM              92276H106      15783    312900 SH         SOLE         X           X
WELLPOINT HEALTH NETWORK NEW      COM              94973H108       2764     26300 SH         SOLE         X           X
ZIMMER HLDGS INC                  COM              98956P102       2766     35000 SH         SOLE         X           X

41 TOTAL DATA RECORDS                                            325834


NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.